Cover	Dec. 06, 2024
Document Information Line Items
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 06, 2024
Entity File Number	000-56113
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1495764
Entity Address Address Line 1	405 West Main Avenue
Entity Address Address Line 2	Suite 2D
Entity Address City Or Town	West Fargo
Entity Address State Or Province	ND
Entity Address Postal Zip Code	58078
City Area Code	307
Local Phone Number	274-3055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	BTBDW
Security Exchange Name	NASDAQ